Basis of Financial Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Changes in warranty reserve

During the years ended December 31, 2015, 2014 and 2013, changes in the warranty reserve consist of the following (in thousands):

	2015	2014	2013
Accrued warranty reserve, beginning of period	$1,528	$638	$549
Reserve provided	3,974	1,495	578
Payments	(2,169)	(605)	(489)
Accrued warranty reserve, end of period	$3,333	$1,528	$638

Reconciliation of net earnings (loss) and weighted averages shares outstanding for the calculation of basic and diluted earnings (loss) per share

The following table represents a reconciliation of the net earnings (loss) and weighted average shares outstanding for the calculation of basic and diluted earnings (loss) per share for the years ended December 31, 2015, 2014 and 2013 (dollars in thousands):

	For the Year Ended
	2015	2014	2013
Numerator:
Net income (loss)	$11,950	$(1,932)	$(9,477)
Deemed dividend related to the beneficial conversion feature	—	—	(11,894)
Basic and diluted net income (loss)	$11,950	$(1,932)	$(21,371)

Denominator:
Basic weighted average shares outstanding	22,010,201	21,945,491	15,935,701
Diluted weighted average shares outstanding	22,130,384	21,945,491	15,935,701